PROPERTY AND EQUIPMENT - Reconciliation of property and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	$ 7,596,990	$ 7,399,412
Additions	77,797	588,843
Disposals		(25,236)
Translation	(258,186)	336,510
Depreciation	(640,485)	(702,539)
Closing Balance	6,776,116	7,596,990
Office space
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	1,486,718	1,486,718
Closing Balance	1,486,718	1,486,718
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	3,950,627	3,430,545
Additions		490,961
Translation	(215,291)	359,867
Depreciation	(323,180)	(330,746)
Closing Balance	3,412,156	3,950,627
Leasehold property
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	1,655,129	1,018,894
Additions		54,250
Translation	9,777	(1,579)
Reclass		825,307
Depreciation	(174,093)	(241,743)
Closing Balance	1,490,813	1,655,129
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	84,684	95,919
Additions	9,981
Translation	(37,427)	(3,291)
Depreciation	(7,597)	(7,944)
Closing Balance	49,642	84,684
Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	189,373	231,452
Additions	65,128	39,739
Disposals		(24,033)
Translation	6,558
Depreciation	(53,570)	(57,785)
Closing Balance	207,488	189,373
Motor vehicles.
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	93,325
Translation	(21,803)
Depreciation	(33,006)
Closing Balance	38,516	93,325
Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	93,780	135,850
Translation		(13,734)
Depreciation		(28,336)
Closing Balance		93,780
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	10,435	12,791
Additions	2,688	3,893
Disposals		(1,203)
Translation		(2,751)
Depreciation	(6,364)	(2,295)
Closing Balance	6,759	10,435
IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	32,990
Depreciation	(7,473)
Closing Balance	25,516	32,990
IT Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	32,535	42,440
Translation		(341)
Depreciation		(9,564)
Closing Balance		32,535
Construction in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance		825,307
Reclass		(825,307)
Spa equipment, curtains, crockery, glassware and linen
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	93,710	119,496
Translation		(1,661)
Depreciation	(35,202)	(24,126)
Closing Balance	$ 58,508	$ 93,710